Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	236,160.00
Total Offset Amount	0.00
Net Fee	$ 236,160.00